INCOME TAXES - Summary of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at the beginning of the year	$ 8,132	$ 7,690
Additions for tax positions of current year	442	442
Unrecognized tax benefits at the end of the year	$ 8,574	$ 8,132